Intangible Assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about intangible assets [line items]
Balance	$ 9,765
Impairment (Note 22)	1,500
Balance	9,586	$ 9,765
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance	81,177	81,834
Additions	6,169	4,233
Added as part of a business combination		486
Disposals	(429)	(5,507)
Exchange difference	(2,294)	131
Balance	84,623	81,177
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Balance	71,412	73,996
Amortization for the year	4,307	2,909
Impairment (Note 22)	1,532
Disposals		(5,641)
Exchange difference	(2,214)	148
Balance	75,037	71,412
Land Use Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	75
Balance	71	75
Land Use Rights [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance	59,709	59,737
Additions	0	0
Added as part of a business combination		0
Disposals	0	0
Exchange difference	31	(28)
Balance	59,740	59,709
Land Use Rights [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Balance	59,634	59,654
Amortization for the year	6	5
Impairment (Note 22)	0
Disposals		0
Exchange difference	29	(25)
Balance	59,669	59,634
Trademarks Patents And Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	4,177
Balance	1,527	4,177
Trademarks Patents And Rights [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance	7,762	6,289
Additions	564	1,261
Added as part of a business combination		486
Disposals	(429)	0
Exchange difference	(1,030)	(274)
Balance	6,867	7,762
Trademarks Patents And Rights [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Balance	3,585	2,666
Amortization for the year	1,732	1,147
Impairment (Note 22)	1,532
Disposals		(135)
Exchange difference	(1,509)	(93)
Balance	5,340	3,585
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	5,513
Balance	7,988	5,513
Software [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance	13,706	15,808
Additions	5,605	2,972
Added as part of a business combination		0
Disposals	0	(5,507)
Exchange difference	(1,295)	433
Balance	18,016	13,706
Software [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Balance	8,193	11,676
Amortization for the year	2,569	1,757
Impairment (Note 22)	0
Disposals		(5,507)
Exchange difference	(734)	267
Balance	$ 10,028	$ 8,193